As filed with the Securities and Exchange Commission on October 25, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – April 30, 2012

EXPLANATORY NOTE:

The Registrant is filing this amendment to its Form N-CSRS for the period ended April 30, 2012, originally filed with the Securities and Exchange Commission on June 19, 2012, (Accession Number 0001435109-12-000098) to revise the Semi-Annual Report of Fountainhead Special Value Fund solely with regard to the section entitled “Investment Advisory Agreement Approval” in the Additional Information section of the report. The sole purpose of this amendment is to include such revised information. Other than the aforementioned revision, this Form N-CSRS/A does not reflect events occurring after the filing of the original Form N-CSRS, or modify or update the disclosures therein.

ITEM 1. REPORT TO STOCKHOLDERS.

TABLE OF CONTENTS

A Message to Our Shareholders	1
Performance Chart and Analysis	4
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	16

This Semi-Annual report dated April 30, 2012 is supplemented from the prior version filed with the Securities and Exchange Commission on June 19, 2012. The supplementary information is contained in the section entitled “Investment Advisory Agreement Approval” in the Additional Information portion of this report.

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2012

Dear Shareholder,

For the six months ended April 30, 2012, the Fountainhead Special Value Fund (the “Fund”) (KINGX) returned 8.41%; its benchmark index, the Russell 2500 Index, returned 12.03%. For the period ended April 30, 2012, the Fund’s 1-year, 5-year, and 10-year average annual returns were -7.79%, -3.83%, and 4.00%, respectively. (Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call 800-868-9535. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 3.56%. However, the Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through March 1, 2013, to limit Total Annual Fund Operating Expenses to 1.75%. Shares held less than 180 days will be subject to a 1.00% redemption fee.)

The Fund performed in line with its benchmark Index until just before the end of the six-month period. The Fund’s best performer, eResearch Technology, Inc. (ERT), agreed to be acquired by affiliates of Genstar Capital, LLC. With the deal not expected to close until the third quarter, we sold the stock to lock in a 57.2% gain. Another top performer, Illumina, Inc. (ILMN), rose 45.4% on news of a hostile takeover bid from Roche Holding A.G., which management rejected. Textron Inc. (TXT), a multi-industrial company specializing in aerospace and defense, appreciated 37.2%. Other strong performers included Coinstar, Inc. (CSTR), operator of coin kiosks and Redbox DVD movie rentals, +31.5%; HomeStreet, Inc. (HMST), a regional bank, +25.3%; and furniture retailer, La-Z Boy, Inc. (LZB) +24.9%. Several of the Fund’s Healthcare stocks delivered excellent results with particular strength in Healthcare Services and Equipment: PAREXEL International Corp. (PRXL) +22.3%; Hologic, Inc. (HOLX) +18.6%; Omnicare, Inc. (OCR) +16.0%; and Auxilium Pharmaceuticals, Inc. (AUXL) +15.2%.

The Fund’s poorest performer was wireless telecom provider, NII Holdings, Inc. (NIHD), which declined 40.5% over the six-month period. While we believe the long-term investment thesis is intact, we are monitoring the situation to determine if there is a near-term catalyst to move the stock.  Other stocks that negatively impacted performance and were eliminated from the Fund included Comstock Resources, Inc. (CRK) -34.6%; Intrepid Potash, Inc. (IPI) -23.0%; CONSOL Energy Inc. (CNX) -18.0%; and Wright Medical Group, Inc. (WMGI) -16.0%. Also hindering performance was the biotechnology company, Emergent BioSolutions Inc. (EBS), which declined 25.5%. Despite its recent performance, we continue to hold the stock as we are very optimistic about the company and believe is has significant upside potential.

The six months ended April 30, 2012, provided U.S. equity investors quite a lot to think about. The recovery from the 2008 recession continued, albeit with fits and starts, with several major equity indices reaching levels that were roughly double the lows from March 2009. The macro level drivers of the market were the usual suspects:  the European sovereign debt crisis, central bank intervention, the U.S. debt/deficit issue, and the U.S. employment situation. During the reporting period, the U.S. markets enjoyed a rally from late November to early April. However, the rally stalled in late April as it appeared that investors were worried about two of the issues noted above:  the European crisis and the stalled U.S. labor market.

1

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2012

The European drama continued throughout the period, and like any controversial narrative, it has had several false endings. The Greece situation seemed to reach a resolution when leaders of the Mediterranean country came to an agreement with the more fiscally sound countries in the European Union. However, the Greek population was not overly enthused about the public service reductions that were a part of the deal and have voiced their displeasure through a variety of methods. The end result was another scheduled election with an expected result that would put the rescue agreement in jeopardy. Elsewhere in the region, France was also set to hold an election in early May 2012 with a similar vote against fiscal austerity expected. Worldwide equity markets were apprehensive about these developments and will need more clarity for the meaningful rally to continue.

The emerging markets have recently provided investors with variable data points. Growth in China, a preferred topic of conversation among market spectators, appears to have slowed in the first quarter of 2012. By comparison, in another emerging market stalwart, India, growth is expected to accelerate this year, which could provide a significant uptick in global demand.

In the U.S., the Federal Reserve continued the zero interest rate policy in an attempt to spur investment. Savers are enduring a harsh penalty if they choose not to purchase risky assets. Many individuals, spooked by the volatility of the markets, have continued to pour into the safest assets and have given up the return premium potential of risky assets. Unfortunately, many of these investors are carrying some form of household debt and are facing a sort of yield hardship; the interest on their debts far exceeds the yields on their assets. This leads to an erosion of wealth and is somewhat irrational, but much to the annoyance of the Federal Reserve, the lay investor continues to save. This capital will eventually seek risky assets or continue to face this yield shortfall. When it does, and is combined with the enormous cash reserves currently kept in corporate coffers, investment in the U.S. should increase. This investment could lead to more impressive growth, and confidence should return to the equity market. The market trading multiple would likely expand from its current, modest level rewarding equity investors. In fact, the current earnings yield on the S&P 500 Index is significantly higher than the yield on a 10-year Treasury. This disconnect suggests that stock prices will need to increase in order to return the relationship between earnings on stocks and yields on treasuries to historical norms.

Corporate earnings seem to have recently benefited from firms seeking more efficient operations. Both earnings and cash flow generation have been maximized by increased efficiency and productivity. Now these leaner operations should be combined with an increased aggregate demand and earnings and cash flow generation should again benefit. In our view, the potential for both multiple expansion and increased earnings make equities an attractive investment.

As the economy continues to distance itself from leverage-related problems throughout the world, investors will begin to seek the equity risk premium. Timing is uncertain, but many issues that worry equity investors will be resolved and these investors will rediscover their risk appetites. Small-cap stocks and commodities typically benefit from a return to risky assets, and we currently have exposure to both. Organizations that

2

FOUNTAINHEAD SPECIAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2012

have a well-positioned strategy and a sound business model should outperform in an environment where risk is coveted. These factors suggest there will be positive days ahead for Fountainhead Special Value Fund shareholders.

Sincerely,

Roger E. King, CFA                                                                                     Leah R. Bennett, CFA
Chairman and President                                                                              Managing Director
King Investment Advisors, Inc.                                                                King Investment Advisors, Inc.

IMPORTANT RISKS & DISCLOSURES:
The views in this report were those of the Fund managers as of April 30, 2012, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments held and not held in the portfolio. All current and future portfolio holdings are subject to risk.  There can be no guarantee of success with any technique, strategy or investment.

The Fund’s investments in small- and medium-sized companies involve greater risk than investing in larger, more established companies such as increased volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. The Fund’s portfolio may be overweight in an industry sector in which any negative development affecting that sector will have a greater impact on the Fund’s performance. In addition, the Fund may incur American Depositary Receipts “ADRs”, risks that are not associated with domestic investments such as increased volatility including political and financial instability, lack of timely or reliable regulatory standards, and price volatility.

The Russell 2500 Index measures the performance of the small- to mid-cap segment of the U.S. equity universe. It includes approximately 2,500 of the smallest securities in the Russell 3000® Index based on a combination of their market cap and current index membership. One cannot invest directly in an index.

3

FOUNTAINHEAD SPECIAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS
APRIL 30, 2012

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Fountainhead Special Value Fund (the “Fund”) compared with the performance of the benchmark, Russell 2500 Index, over the past ten fiscal periods. The Russell 2500 Index measures the performance of the small- to mid-cap segment of the U.S. equity universe. It includes approximately 2,500 of the smallest securities in the Russell 3000® Index based on a combination of their market cap and current index membership.  The total return of the Russell 2500 Index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell 2500 Index does not include expenses. The Fund is professionally managed while the Russell 2500 Index is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 868-9535. As stated in the Fund's prospectus, the annual operating expense ratio (gross) is 3.56%. However, the Fund's adviser has agreed to contractually waive a portion of its fees and to reimburse certain expenses to limit total operating expenses to 1.75%, which is in effect until March 1, 2013. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

3

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2012

Shares	Security Description	Value

Common Stock - 99.4%
Consumer Discretionary - 13.5%
8,000	Bravo Brio Restaurant Group, Inc. (a)	$161,600
78,500	Callaway Golf Company	481,205
5,100	Coinstar, Inc. (a)	320,229
8,500	Sotheby's	334,220
		1,297,254
Drugs/Pharmaceutical Preparations - 12.9%
26,200	Auxilium Pharmaceuticals, Inc. (a)	469,504
6,500	Cubist Pharmaceuticals, Inc. (a)	274,820
22,000	Emergent BioSolutions Inc. (a)	309,320
5,160	Forest Laboratories, Inc. (a)	179,723
		1,233,367
Energy - 3.8%
13,600	Superior Energy Services, Inc. (a)	366,112

Financials - 12.5%
20,000	First Commonwealth Financial Corp.	128,600
12,000	HomeStreet, Inc. (a)	419,040
15,000	KKR & Co. L.P.	211,800
5,300	The NASDAQ OMX Group, Inc. (a)	130,221
15,000	Weyerhaeuser Company (REIT)	305,400
		1,195,061
Health Care Services - 11.6%
70,200	BioScrip, Inc. (a)	520,182
21,900	PAREXEL International Corp. (a)	589,986
		1,110,168
Industrials - 2.5%
9,200	Textron Inc.	245,088

Medical Products - 18.1%
63,500	Boston Scientific Corp. (a)	397,510
25,400	Hologic, Inc. (a)	485,648
9,875	Illumina, Inc. (a)	439,734
11,800	Thoratec Corporation (a)	410,758
		1,733,650
Technology - 15.7%
6,300	Akamai Technologies, Inc. (a)	205,380
22,600	Omnicell, Inc. (a)	322,502
11,800	Shutterfly, Inc. (a)	367,216
18,300	Symantec Corp. (a)	302,316

Shares	Security Description	Value

21,800	Take-Two Interactive Software, Inc. (a)	$307,380
1,504,794

Telecommunications - 8.8%
25,400	Cablevision Systems Corp., Class A	376,428
29,000	Leap Wireless International, Inc. (a)	162,690
22,000	NII Holdings, Inc. (a)	307,890
		847,008

Total Common Stock (Cost $9,241,372)	9,532,502

Total Investments - 99.4% (Cost $9,241,372)*	$9,532,502

Other Assets & Liabilities, Net – 0.6%	61,140
Net Assets – 100.0%	$9,593,642

LP	Limited Partnership
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$924,085
Gross Unrealized Depreciation	(632,955)
Net Unrealized Appreciation	$291,130

See Notes to Financial Statements.                                        5

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2012

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$9,532,502
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$9,532,502

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

AFA

PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	13.6%
Drugs/Pharmaceutical Preparations	12.9%
Energy	3.8%
Financials	12.5%
Health Care Services	11.7%
Industrials	2.6%
Medical Products	18.2%
Technology	15.8%
Telecommunications	8.9%
100.0%

AFA
See Notes to Financial Statements.                                        6

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2012

ASSETS
Total investments, at value (Cost $9,241,372)	$9,532,502
Cash	286,695
Receivables:
Interest	16
Prepaid expenses	9,351
Total Assets	9,828,564

LIABILITIES
Payables:
Investment securities purchased	207,887
Accrued Liabilities:
Fund services fees	6,822
Compliance services fees	2,621
Other expenses	17,592
Total Liabilities	234,922

NET ASSETS	$9,593,642

COMPONENTS OF NET ASSETS
Paid-in capital	$9,393,084
Distributions in excess of net investment income	(59,770)
Accumulated net realized loss	(30,802)
Net unrealized appreciation	291,130
NET ASSETS	$9,593,642
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	471,211
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$20.36
*	Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.                                        7

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENT OF OPERATIONS
APRIL 30, 2012

INVESTMENT INCOME
Dividend income	$21,737
Interest income	85
Total Investment Income	21,822

EXPENSES
Investment adviser fees	41,962
Fund services fees	72,865
Custodian fees	2,608
Registration fees	9,206
Professional fees	22,724
Trustees' fees and expenses	177
Compliance services fees	13,039
Miscellaneous expenses	9,657
Total Expenses	172,238
Fees waived and expenses reimbursed	(90,646)
Net Expenses	81,592

NET INVESTMENT LOSS	(59,770)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	531,386
Net change in unrealized appreciation (depreciation) on investments	285,909
NET REALIZED AND UNREALIZED GAIN	817,295
INCREASE IN NET ASSETS FROM OPERATIONS	$757,525

See Notes to Financial Statements.                                        8

FOUNTAINHEAD SPECIAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
APRIL 30, 2012

	For the Six Months Ended April 30, 2012	For the Year Ended October 31, 2011
OPERATIONS
Net investment loss	$(59,770)	$(111,663)
Net realized gain	531,386	1,471,922
Net change in unrealized appreciation (depreciation)	285,909	(774,161)
Increase in Net Assets Resulting from Operations	757,525	586,098

CAPITAL SHARE TRANSACTIONS
Sale of shares	97,037	408,024
Redemption of shares	(270,814)	(424,264)
Decrease in Net Assets from Capital Share Transactions	(173,777)	(16,240)
Increase in Net Assets	583,748	569,858

NET ASSETS
Beginning of Period	9,009,894	8,440,036
End of Period (Including line (a))	$9,593,642	$9,009,894

SHARE TRANSACTIONS
Sale of shares	4,633	21,115
Redemption of shares	(13,100)	(21,543)
Decrease in Shares	(8,467)	(428)

(a) Distributions in excess of net investment income.	$(59,770)	$-

See Notes to Financial Statements.                                        9

FOUNTAINHEAD SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS
APRIL 30, 2012

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended		For the Years Ended October 31,
	April 30, 2012		2011	2010	2009	2008	2007
NET ASSET VALUE, Beginning
of Period	$18.78		$17.58	$14.84	$12.73	$22.57	$22.35
INVESTMENT OPERATIONS
Net investment loss (a)	(0.13)		(0.23)	(0.22)	(0.15)	(0.16)	(0.21)
Net realized and unrealized
gain (loss)	1.71		1.43	2.96	2.26	(9.27)	0.43
Total from Investment
Operations	1.58		1.20	2.74	2.11	(9.43)	0.22
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net realized gain	—		—	—	—	(0.41)	—
REDEMPTION FEES (a)	—		—	— (b)	— (b)	— (b)	— (b)
NET ASSET VALUE, End of Period	$20.36		$18.78	$17.58	$14.84	$12.73	$22.57
TOTAL RETURN	8.41	%(c)	6.83%	18.46%	16.58%	(42.45)%	0.98%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of
Period (000's omitted)	$9,594	$9,010		$8,440	$7,822	$7,728	$16,482
Ratios to Average Net Assets:
Net investment loss	(1.28	)%(d)	(1.17)%	(1.35)%	(1.17)%	(0.88)%	(0.92)%
Net expense	1.75	%(d)	1.75%	1.75%	1.67%	1.50%	1.50%
Gross expense (e)	3.70	%(d)	3.56%	4.04%	4.50%	3.18%	2.27%
PORTFOLIO TURNOVER RATE	64	%(c)	78%	117%	103%	139%	133%

(a)				Calculated based on average shares outstanding during each period.
(b)				Less than $0.01 per share.
(c)				Not annualized.
(d)				Annualized.
(e)				Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                                        10

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2012

Note 1. Organization

The Fountainhead Special Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 31, 1996. The Fund seeks long-term capital growth.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2012

The aggregate value by input level, as of April 30, 2012, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of April 30, 2012, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

12

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2012

Note 3. Fees and Expenses

Investment Adviser – King Investment Advisors, Inc. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Distributor receives no compensation from the Fund for its distribution services.

Other Service Providers – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). In addition, for the period ended March 31, 2012, the Chairman received a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The stipend was discontinued April 1, 2012. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses through March 1, 2013, to limit annual operating expenses to 1.75%. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary waivers and reimbursements may be reduced or eliminated at any time. For the six months ended April 30, 2012, fees waived were as follows:

Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
$41,962	$48,684	$90,646

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the six months ended April 30, 2012, were $5,910,848 and $6,250,165, respectively.

13

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2012

Note 6. Federal Income Tax and Investment Transactions

As of October 31, 2011, distributable earnings (accumulated losses) on a tax basis were as follows:

Capital and Other Losses	$(562,188)
Unrealized Appreciation	5,221
Total	$(556,967)

As of October 31, 2011, the Fund had capital loss carryforwards to offset future capital gains of $562,188, expiring in 2017.

Note 7. Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

Note 8. Regulated Investment Company Modernization Act

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted on December 22, 2010. The Modernization Act makes changes to several of the federal income and excise tax provisions impacting the Fund. In general, the provisions of the Modernization Act will be effective for the Fund's fiscal year ending October 31, 2012. The Modernization Act provides several benefits, including unlimited carryover on future capital losses, simplification provisions on asset diversification and/or qualifying income tests, and several provisions aimed at preserving the character of distributions made by a fiscal year regulated investment company. Relevant information regarding the impact of the Modernization Act on the Fund, if any, will be included in the October 31, 2012 annual report.

14

FOUNTAINHEAD SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2012

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

15

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2012

The following section entitled “Investment Advisory Agreement Approval” includes information that is supplemental to the prior version of the Fund’s Semi-Annual Report as of April 30, 2012:

Investment Advisory Agreement Approval

At the December 2, 2010 Board meeting, the Board, including the Independent Trustees, considered the renewal of the investment advisory agreement pertaining to the Fountainhead Special Value Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and Atlantic, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and the total expense ratio of the Fund compare to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

Based on a presentation from a senior representative of King Investment Advisors, Inc. (the “Adviser”) and a discussion of the Adviser’s personnel, operations and financial condition, the Board considered the quality of services to be provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Fund’s investments as well as the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Adviser’s senior management and staff. The Board considered the adequacy of the Adviser’s resources and quality of services provided by the Adviser under the Advisory Agreement between the Trust and the Adviser.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were not a material factor in approving the Agreement.

Performance

The Board reviewed performance of the Fund and the Adviser’s discussion of its investment philosophy. The Board noted that the Fund had underperformed its benchmark index for the 1-, 3-, 5- and 10-year periods (annualized) ended November 30, 2011. The Board considered the Adviser’s representation that the Fund

16

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2012

performed well in the first half of 2011 and that the Fund’s lagging performance during the second half of 2011 was due primarily to the fact the Adviser believes the U.S. economy is stronger than the market believes it to be and that the debt problems in Europe will be solved. The Board concluded that the Fund’s performance was reasonable in comparison to its peers and benchmark and that the Fund could benefit from the Adviser’s management of the Fund.

Compensation

The Board considered the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information regarding fee rates and total expenses of similar mutual funds. The Board noted that the Adviser’s actual advisory fee rate was the lowest of its Lipper Inc. peer group. The Board also noted that the Fund’s actual total expense ratio was the highest of its Lipper Inc. peer group. The Board considered that the Adviser intends to continue its contractual expense limitation agreement in place through February 28, 2013 to limit the total annual operating expenses of the Fund to 1.75% of average daily net assets. Based on the foregoing, the Board concluded that King’s advisory fee rate charged to the Fund appeared to be within a reasonable range in light of the services it provides to the Fund.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale as assets grow, but the Adviser currently is not proposing breakpoints or changes in fees at this time. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that the Adviser does not expect to receive any kind of benefit or compensation from its relationship with the Fund, other than its contractual advisory fees. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

17

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2012

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 868-9535 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 868-9535 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011, through April 30, 2012.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18

FOUNTAINHEAD SPECIAL VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2012

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	November 1, 2011	April 30, 2012	Period*	Ratio*
Actual	$1,000.00	$1,084.13	$9.07	1.75%
Hypothetical (5% return before taxes)	$1,000.00	$1,016.16	$8.77	1.75%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

19

CARNE LARGE CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2012

Dear Shareholder,

I am pleased to report that the Carne Large Cap Value Fund returned 13.13% in its Institutional Shares and 12.97% in its Investor Shares for the period from October 31st, 2011 to April 30th, 2012. This compares to a 12.77% return for the S&P 500 and a 11.86% return for the BXY Index (CBOE S&P 500 2% OTM Buy Write Index). These returns represent both substantial absolute and relative returns for the Fund’s Shareholders.  In recognition of the Fund’s performance it was named a Category King by the Wall Street Journal three times over the last six months. All of these designations were significant awards but Shareholders should be happy to know that the Fund was a Category King for its 2011 returns in the Multi-Cap Value category for mutual funds’ one-year total return. Active management of the portfolio and identifying some new opportunities drove the Fund’s performance.

However, what caused the period to be beneficial for the global capital markets reemerged as the primary fear for markets and global growth. As markets are concerned about the same questions that were present last year it seems it is as Yogi Berra would say, “Déjà vu all over again.” European Sovereign issues dominate the thoughts of financial markets. What a lasting solution will look like is hard to predict but it is evident that governments both foreign and domestic lack the courage to face the core issues. A major issue for all sovereigns remains the size of government balance sheets and the over spending on entitlements to which they are addicted.  Ironically, I look for the inverse of these traits when evaluating investments for the Fund. Over the last six months some very good opportunities have presented themselves when searching for these characteristics.

Nobody seeks to invest in bad companies but good productive businesses do not always make good investments. One only has to think back to the roaring 1990’s to remember when the economy was doing well and many stocks represented good productive businesses at the time. The trouble with many of these stocks was that the high price investors were paying for them nearly ensured that they would be a bad investment for many years. That is why I look at the investing world through quality-value bifocals. The team of Buffet and Munger are not always in 100% agreement but they are always in sync when thinking of quality and value. These are two quotes from them that sum up this approach.

“A great business at a fair price is superior to a fair business at a great price.”

–	Charlie Munger

"The market, like the Lord, helps those who help themselves. But, unlike the Lord, the market does not forgive those who know not what they do. For the investor, a too-high purchase price for the stock of an excellent company can undo the effects of a subsequent decade of favorable business developments. “

–	Warren Buffett

As a value based investor who looks to buy quality companies at reasonable prices I am sometimes amazed by the stocks I find that meet my criteria. In December of last year Apple Inc. popped onto my investment radar. The quality rationale for Apple was easy to see. I had only to look at my own iPhone, my wife’s iPhone and Mac Book, my kid’s iPods, and the constant congestion at the Apple store only a few blocks from my house to see the quality in Apple’s products and revenues. However, it seemed odd that the world’s number one innovator should be on any value screen. After a closer look it was apparent that Apple had and continues to have a low P/E, strong operating income and a fortress like balance sheet. I can only guess that Apple had become a victim of its own success as investors now looked at Apple and said, “How can it continue to grow its business?” As a value investor I was content making an investment in Apple even if it was simply poised to maintain the high rates of internal returns on capital that it had generated over the previous year. Any prospect of growth would simply be a bonus. The Fund purchased Apple in December 2011 and it soon appreciated as others recognized the value proposition. In January of 2012 the bonus was delivered in the form of record earnings and revenues from Apple as the company reported nearly 100% gains in both Sales and Earnings compared to the previous year. The price appreciation that followed as the growth crowd came flocking back has been well documented.

Another unexpected name that was also the best performer of the Fund’s holdings over the previous six months was Expedia Inc. Over the last few years, Expedia has represented a low asset based business that generated good operating income and traded at a low valuation. Concerns about travel costs and partner agreements hung over the company and

1

CARNE LARGE CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2012

kept the stock price depressed. Expedia’s good operating income and productivity showed its true potential when the company spun off Trip Advisor Inc. and the market slowly began to realize how undervalued  both companies were. Through the bottoms up research done at Carne I was able to recognize the value built into both of these stocks and in January the Fund increased its position in both names in spite of many Wall Street analysts placing negative ratings on them. In the following months the great earnings power of Expedia and Trip Advisor became more apparent to the market and the Fund benefited from the strong performance in these companies and their stock prices. The returns generated by owning these names were significant factors in the Fund’s performance as well as contributing to the confidence in the quality -value thesis despite some other investments disappointing over the last six months.

Apollo Group Inc. and SanDisk Corp. remain long-term investments that have given undesirable returns to their investors and the Fund. Apollo had seemed to have sorted out its troubles with the Department of Education and was on the upswing for much of 2011. Admittedly, Apollo is in the For-Profit Education sector that deserved scrutiny but I had concluded that Apollo had a sound business model and believed that it had shown itself to be best in breed. However, the DOE decided to engage in round two of it battles with the For-Profit Education sector and Apollo’s shareholders have suffered as a result. The threat of external pressures on businesses remains an item that quantitative measures fail to adequately capture and require active management to assess the risks.

SanDisk Corp. has been subjected to global economic weakness and its own internal shortcomings. Unfortunately, it appears that its diminished sales forecasts may be a harbinger of more things to come. Only in the last month, SanDisk announced much lower sales targets and its stock was punished accordingly. We will soon see if the market was too pessimistic about SanDisk’s prospects, if SanDisk was too pessimistic about the global market or if there is more disappointment for the market and SanDisk shareholders to come. As always, I will keep a diligent eye on these companies as they either need to start performing or another name with a better quality-value mix will replace them.

It is also worth noting that Fund’s call options hedging program performed as expected given the size of the up move in the U.S equity market. The Fund did lose money on the hedging program but not until late February and early March of 2012. The cushioning the Fund’s performance received from S&P 500 Index call selling in the volatile summer and early fall of 2011 was paid back on the upside as the stock market surged in late February. Despite any recent losses, the strategy of selling short term out-of-the-money calls on the S&P 500 Index remains a key part of the Fund’s strategy as well as something that sets the Fund apart from its peer group.

Looking forward there are many large macro issues that will at some point rattle investor confidence.  Sovereign debt crises, currency woes, gold and oil volatility and other calamities will eventually put external pressure on the U.S. stock market but we remain focused on investing in productive U.S. companies. Businesses with sound balance sheets and high returns on capital appear poised to be able to deliver products and services that over time could, ideally, present more value to consumers than they can find elsewhere. Items produced and services sold that are demanded by consumers and businesses will represent this value whether they are sold in Dollars, Euros, or a reinstated Drachma. Following this principal, owning companies based on our investment philosophy and managing that portfolio is how the Fund intends to deliver value to its shareholders.

Thank you for your trust and confidence. On a daily basis, your trust is first in the minds of all of the professionals that work with the Fund. This includes not only your Board of Directors and the Investment Team, but also the many operational people who do their jobs diligently so that I may do mine. I look forward to hearing from you and as always, Carne Capital is committed to excellence in managed quality-value investing.

Sincerely,

F. Sean Bonner

Founder and Chief Investment Officer

Carne Capital, LLC

2

CARNE LARGE CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
APRIL 30, 2012

IMPORTANT INFORMATION
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to risks of broad market decline or decline in particular holdings, Index Call Option Risk, management risk, focused holdings risk, counterparty risk, sector risk and value stock risk in which stocks may remain undervalued for extended periods of time. Details are located within the Fund’s prospectus.

Volatility is a statistical measure of the dispersion of returns for a given security or market index. Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index. Commonly, the higher the volatility, the riskier the security. An index option is an option providing exposure to the movement of a broad based stock market index. By selling an index call option, the Fund is selling the right to an option buyer to purchase the Index at a particular (strike) price. Alpha is the difference between a fund’s actual returns and its expected performance, given its level of risk as measured by Beta. Beta is a measure of a fund’s sensitivity to market movements. A call option is out-of-the-money if the stock price is below its strike price. Strike Price is the price at which a specific options contract can be exercised.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The CBOE S&P 500 2% OTM BuyWrite Index (“BXY Index”) is a benchmark index designed to track the performance of a hypothetical buy-write strategy that consists of using out of the money S&P 500 Index call options on an underlying position to generate income from option premiums. One cannot invest directly in an index.

The views in this report were those of the Fund manager as of April 30, 2012, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

3

CARNE LARGE CAP VALUE FUND
PERFORMANCE CHART AND ANALYSIS
APRIL 30, 2012

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the Carne Large Cap Value Fund (the “Fund”) compared with the performance of the primary benchmark, the S&P 500 Index ("S&P 500"), and the secondary benchmark, the CBOE S&P 500 2% Out-of-the-Money BuyWrite Index ("BXY Index"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The BXY Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy that consists of using out of the money S&P 500 Index call options on an underlying position to generate income from option premiums. The total return of the indices includes reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total returns of the indices do not include expenses. The Fund is professionally managed while the indices are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (877) 356-9055. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional Shares are 2.10% and 1.73%, respectively. During the period, certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

4

CARNE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2012

Shares	Security Description	Value

Common Stock (a) - 99.7%
Consumer Discretionary - 21.0%
31,909	Apollo Group, Inc., Class A (b)	$1,123,835
22,948	Discovery Communications, Inc., Class A (b)	1,248,830
35,187	Expedia, Inc.	1,500,022
52,908	GameStop Corp., Class A	1,204,186
77,869	Gannett Co., Inc.	1,076,150
65,646	Newell Rubbermaid, Inc.	1,194,757
23,836	Scripps Networks Interactive, Inc., Class A	1,197,044
105,501	The Interpublic Group of Cos., Inc.	1,245,967
25,124	Viacom, Inc., Class B	1,165,502
		10,956,293
Consumer Staples - 4.5%
28,855	Dr. Pepper Snapple Group, Inc.	1,170,936
8,636	Lorillard, Inc.	1,168,364
		2,339,300
Financial - 10.7%
4,077	CME Group, Inc.	1,083,748
51,271	Federated Investors, Inc., Class B	1,132,064
46,047	Leucadia National Corp.	1,144,728
27,331	Moody's Corp.	1,119,205
45,676	The NASDAQ OMX Group, Inc. (b)	1,122,259
		5,602,004
Healthcare - 12.9%
30,096	AmerisourceBergen Corp.	1,119,872
38,020	Coventry Health Care, Inc.	1,140,220
28,706	Eli Lilly & Co.	1,188,141
33,471	Forest Laboratories, Inc. (b)	1,165,795
12,781	Humana, Inc.	1,031,171
16,191	WellPoint, Inc.	1,098,074
		6,743,273
Industrials - 15.4%
16,212	General Dynamics Corp.	1,094,310
20,313	Illinois Tool Works, Inc.	1,165,560
16,077	L-3 Communications Holdings, Inc.	1,182,303
12,774	Lockheed Martin Corp.	1,156,558
18,876	Northrop Grumman Corp.	1,194,473
22,152	Raytheon Co.	1,199,309
88,007	SAIC, Inc.	1,070,165
		8,062,678
Information Technology - 30.6%
18,025	Accenture PLC, Class A	1,170,724
29,445	Analog Devices, Inc.	1,147,766
1,831	Apple, Inc. (b)	1,069,743
96,011	Applied Materials, Inc.	1,151,172
28,633	BMC Software, Inc. (b)	1,181,398
42,602	CA, Inc.	1,125,545
68,183	Dell, Inc. (b)	1,116,156
25,975	Harris Corp.	1,182,902
49,623	Hewlett-Packard Co.	1,228,665
41,627	Intel Corp.	1,182,207
21,829	KLA-Tencor Corp.	1,138,382
36,916	Microsoft Corp.	1,182,050
26,008	SanDisk Corp. (b)	962,556
9,528	Visa, Inc., Class A	1,171,753
		16,011,019
Materials - 4.6%
6,210	CF Industries Holdings, Inc.	1,198,903
31,993	Freeport-McMoRan Copper & Gold, Inc.	1,225,332
		2,424,235

Total Common Stock (Cost $47,131,430)	$52,138,802

Value
Total Investments in Securities - 99.7% (Cost $47,131,430)*	$52,138,802

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.1)%
Call Options Written - (0.1)%
(35)	S&P 500 Index	$1,415.00	05/12	(7,875)
(150)	S&P 500 Index	1,450.00	05/12	(20,250)
(190)	SPX P.M. Index	1,440.00	05/12	(43,700)

Total Call Options Written (Premiums Received $(103,666))	(71,825)

Total Written Options - (0.1)% (Premiums Received $(103,666))*	$(71,825)
Other Assets & Liabilities, Net – 0.4%	201,049
Net Assets – 100.0%	$52,268,026
PLCPublic Limited Company
(a)All or a portion of these securities are pledged as collateral for written options.
(b)Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,050,220
Gross Unrealized Depreciation	(1,011,007)
Net Unrealized Appreciation	$5,039,213

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of April 30, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$52,138,802	$(71,825)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$52,138,802	$(71,825)

The Level 1 inputs displayed in the Investments in Securities column of this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

**Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written call options, which are valued at their market value at year end.
AFA
PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	21.0%
Consumer Staples	4.5%
Financial	10.7%
Healthcare	12.9%
Industrials	15.5%
Information Technology	30.7%
Materials	4.7%
100.0%

See Notes to Financial Statements.                                           5

CARNE LARGE CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2012

	ASSETS
	Total investments, at value (Cost $47,131,430)	$52,138,802
	Cash	312,099
	Receivables:
	Fund shares sold	5,094,940
	Investment securities sold	9,679
	Dividends and interest	36,682
	Prepaid expenses	14,031
	Total Assets	57,606,233

	LIABILITIES
	Payables:
	Call options written, at value (Premiums received $103,666)	71,825
	Investment securities purchased	5,193,053
	Accrued Liabilities:
Adviser	Investment adviser fees	34,459
	Trustees’ fees and expenses	96
	Fund services fees	17,141
	Compliance services fees	1,975
	Other expenses	19,658
	Total Liabilities	5,338,207

	NET ASSETS	$52,268,026

	COMPONENTS OF NET ASSETS
	Paid-in capital	$45,688,637
	Distributions in excess of net investment income	(22,947)
	Accumulated net realized gain	1,563,123
	Net unrealized appreciation	5,039,213
	NET ASSETS	$52,268,026

	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
	Investor Shares	53,073
	Institutional Shares	3,895,841

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
	Investor Shares (based on net assets of $702,422)	$13.24
	Institutional Shares (based on net assets of $51,565,604)	$13.24

See Notes to Financial Statements.                                           6

CARNE LARGE CAP VALUE FUND
STATEMENT OF OPERATIONS
APRIL 30, 2012

INVESTMENT INCOME
Dividend income	$454,387
Interest income	238
Total Investment Income	454,625

EXPENSES
Investment adviser fees	205,136
Fund services fees	80,133
Transfer agent fees:
Investor Shares	692
Institutional Shares	19,441
Distribution fees:
Investor Shares	1,603
Custodian fees	5,152
Registration fees:
Investor Shares	614
Institutional Shares	10,697
Professional fees	61,518
Trustees' fees and expenses	8,497
Compliance services fees	12,888
Miscellaneous expenses	13,432
Total Expenses	419,803
Fees waived and expenses reimbursed	(34,499)
Net Expenses	385,304

NET INVESTMENT INCOME	69,321

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	1,817,336
Written options	(130,431)
Net realized gain	1,686,905
Net change in unrealized appreciation (depreciation) on:
Investments	3,067,989
Written options	104,373
Net change in unrealized appreciation (depreciation)	3,172,362
NET REALIZED AND UNREALIZED GAIN	4,859,267
INCREASE IN NET ASSETS FROM OPERATIONS	$4,928,588

See Notes to Financial Statements.                                           7

CARNE LARGE CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2012	For the Year Ended October 31, 2011
OPERATIONS
Net investment income	$69,321	$115,050
Net realized gain	1,686,905	2,861,556
Net change in unrealized appreciation (depreciation)	3,172,362	1,728,742
Increase in Net Assets Resulting from Operations	4,928,588	4,705,348

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	-	(3,970)
Institutional Shares	(92,268)	(132,247)
Net realized gain:
Investor Shares	(113,242)	(36,407)
Institutional Shares	(2,833,476)	(746,992)
Total Distributions to Shareholders	(3,038,986)	(919,616)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	171,103	3,088,976
Institutional Shares	9,250,843	4,030,292
Reinvestment of distributions:
Investor Shares	112,091	39,734
Institutional Shares	2,919,086	874,621
Redemption of shares:
Investor Shares	(3,105,434)	(161,029)
Institutional Shares	(2,356,241)	(321,902)
Increase in Net Assets from Capital Share Transactions	6,991,448	7,550,692
Increase in Net Assets	8,881,050	11,336,424

NET ASSETS
Beginning of Period	43,386,976	32,050,552
End of Period (Including line (a))	$52,268,026	$43,386,976

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	13,192	252,909
Institutional Shares	697,625	313,656
Reinvestment of distributions:
Investor Shares	9,730	3,375
Institutional Shares	252,755	74,271
Redemption of shares:
Investor Shares	(252,635)	(12,985)
Institutional Shares	(192,650)	(26,290)
Increase in Shares	528,017	604,936

(a) Distributions in excess of net investment income.	$(22,947)	$-

See Notes to Financial Statements.                                           8

CARNE LARGE CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

These financial highlights reflect selected data for a share outstanding throughout each period.

For the Six Months Ended April 30, 2012	For the Year Ended October 31, 2011	November 2, 2009 (a) through October 31, 2010

INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$12.67		$11.38		$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.02		(0.01	)(c)	(0.02)
Net realized and unrealized gain (loss)	1.48		1.59		1.40
Total from Investment Operations	1.50		1.58		1.38
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.02)		—
Net realized gain	(0.93)		(0.27)		—
Total Distributions to Shareholders	(0.93)		(0.29)		—
NET ASSET VALUE, End of Period	$13.24		$12.67		$11.38
TOTAL RETURN	12.97	%(d)	14.05%		13.80	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$702	$3,582			$449
Ratios to Average Net Assets:
Net investment income (loss)	0.35	%(e)	(0.07)%		(0.19	)%(e)
Net expense	2.05	%(e)	2.00%		1.97	%(e)
Gross expense (f)	2.37	%(e)	2.15%		28.33	%(e)
PORTFOLIO TURNOVER RATE	48	%(d)	72%		95	%(d)
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$12.68		$11.38		$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.02		0.04		(0.02)
Net realized and unrealized gain (loss)	1.50		1.57		1.41
Total from Investment Operations	1.52		1.61		1.39
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.03)		(0.04)		(0.01)
Net realized gain	(0.93)		(0.27)		—
Total Distributions to Shareholders	(0.96)		(0.31)		(0.01)
NET ASSET VALUE, End of Period	$13.24		$12.68		$11.38
TOTAL RETURN	13.13	%(d)	14.40%		13.94	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$51,566	$39,805			$31,601
Ratios to Average Net Assets:
Net investment income (loss)	0.33	%(e)	0.31%		(0.15	)%(e)
Net expense	1.81	%(e)	1.64%		1.95	%(e)
Gross expense (f)	1.96	%(e)	1.78%		2.48	%(e)
PORTFOLIO TURNOVER RATE	48	%(d)	72%		95	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)
Per share amount does not reflect the actual net investment income (loss) for ther period because of the timing of purchases and redemptions of Investor Class shares in relation to the timing of dividends earned by the fund.

(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                                           9

CARNE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2012

Note 1. Organization

The Carne Large Cap Value Fund (formerly Waterville Large Cap Value Fund) (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Fund commenced operations on November 2, 2009. The Fund’s investment objective is to achieve long-term capital appreciation.

Effective December 27, 2011, the name of the Waterville Large Cap Value Fund was changed to the Carne Large Cap Value Fund.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which there were no sales reported that day are generally valued at the mean of the last bid and ask prices. Options not traded on an exchange are generally valued at broker-dealer bid quotations.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of April 30, 2012, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized

10

CARNE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2012

and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of April 30, 2012, are disclosed in the Fund’s Schedule of Investments. The volume of open positions may vary on a daily basis as the Fund transacts written options in order to achieve the exposure desired by the adviser. The Fund entered into a total value of $791,225 on written options for the period ended April 30, 2012.

Transactions in written options during the period ended April 30, 2012, were as follows:

	Calls
	Number of
	Contracts	Premiums
Options Outstanding, October 31, 2011	(325)	$(207,618)
Options written	(2,171)	(791,224)
Options terminated in closing transactions	1,025	393,150
Options exercised	-	-
Options expired	1,096	502,026
Options Outstanding, April 30, 2012	(375)	$(103,666)

Derivatives Transactions - The Fund’s use of derivatives during the period ended April 30, 2012, was limited to written options. The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Fund.

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments, is as follows:

Contract Type/ Primary Risk Exposure	Location on Statement of Assets and Liabilities	Asset Derivatives	Location on Statement of Assets and Liabilities	Liability Derivatives

Equity Contracts
	-	$-	Call options written, at value	$(71,825)

11

CARNE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2012

Realized and unrealized gains and losses on derivatives contracts entered into during the period ended April 30, 2012, by the Fund are recorded in the following locations on the Statement of Operations:

Contract Type/Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Contracts
	Realized gain (loss) – Written Options and Change in unrealized appreciation (depreciation) – Written Options	$(130,431)	$104,373

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of April 30, 2012, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – As of December 27, 2011, Carne Capital, LLC, (the “Adviser”) is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets. Prior to December 27, 2011, Waterville Capital, LLC was the investment adviser to the Fund, and pursuant to an Investment Advisory Agreement received an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

12

CARNE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2012

Other Service Providers – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). In addition, for the period ended March 31, 2012, the Chairman received a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The stipend was discontinued April 1, 2012. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Cap Agreement

The Adviser has contractually agreed to reduce a portion of its fees and reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend on short sales, acquired fund fees and expenses, and extraordinary expenses) of Institutional Shares to 2.00% and Investor Shares to 2.25%, through at least March 1, 2013. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period ended April 30, 2012, fees waived were as follows:

Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
$31,929	$2,570	$34,499

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended April 30, 2012, were $24,786,580 and $20,634,198, respectively.

Note 6. Federal Income Tax and Investment Transactions

As of October 31, 2011, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$1,584,614
Undistributed Long-Term Gain	1,362,099
Unrealized Appreciation	1,743,074
Total	$4,689,787

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to mark-to-market on section 1256 contracts and the tax deferral of losses on wash sales.

The Fund invests in broad based options which qualify under section 1256 of the Internal Revenue Code. Each section 1256 contract is treated as sold for its fair market value on the last business day of its taxable year and any gain or loss realized upon sale or mark-to-market is treated as 60% long term and 40% short term.

13

CARNE LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2012

Note 7. Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management is evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

Note 8. Regulated Investment Company Modernization Act

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted on December 22, 2010. The Modernization Act makes changes to several of the federal income and excise tax provisions impacting the Fund. In general, the provisions of the Modernization Act will be effective for the Fund's fiscal year ending October 31, 2012. The Modernization Act provides several benefits, including unlimited carryover on future capital losses, simplification provisions on asset diversification and/or qualifying income tests, and several provisions aimed at preserving the character of distributions made by a fiscal year regulated investment company. Relevant information regarding the impact of the Modernization Act on the Fund, if any, will be included in the October 31, 2012 annual report.

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

14

CARNE LARGE CAP VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2012

Investment Advisory Agreement Approval

At the January 30, 2012 Special Board meeting, the Board, including the Independent Trustees, considered the approval of the new investment advisory agreement pertaining to the Fund (the “Advisory Agreement”) pursuant to a shareholder vote on May 3, 2012.  In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and Atlantic, including information regarding the Adviser, its personnel, operations and financial condition.  Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and the total expense ratio of the Fund; and (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale.  In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors.  In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

The Board considered that under the proposed Advisory Agreement, the Adviser would continue to provide the same services to the Fund as it has provided under the Interim Advisory Agreement and noted that those services appeared to be of high quality.  Based on this information, the Board concluded that the nature, extent and quality of the management services provided by the Adviser were appropriate for the Fund and, thus, supported a decision to approve the Advisory Agreement.

Performance

Noting the Adviser’s representation that execution and selection of the Fund’s portfolio investments had not changed during the preceding year, the Board considered the Fund’s performance reports and its discussions with the portfolio manager throughout the year regarding the performance of the Fund.  The Board determined that, under the circumstances, the Adviser’s management of the Fund pursuant to the proposed Advisory Agreement could benefit the Fund and its shareholders.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability. The Board noted that the fee rate was lower than the fee rate charged by the Fund’s previous adviser. Based on these and other applicable considerations, the Board concluded that the Adviser’s expected level of profits attributable to management of the Fund likely would be reasonable in light of the services to be provided by the Adviser on behalf of the Fund.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale as assets grow, but that the Adviser is not proposing breakpoints or changes in fees at this time. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that the Adviser does not expect to receive any kind of benefit or compensation from its relationship with the Fund, other than its contractual advisory fees. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.

15

CARNE LARGE CAP VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2012

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 356-9055 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 356-9055 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011, through April 30, 2012.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

16

CARNE LARGE CAP VALUE FUND
ADDITIONAL INFORMATION
APRIL 30, 2012

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	November 1, 2011	April 30, 2012	Period*	Ratio*
Investor Shares
Actual	$1,000.00	$1,129.65	$10.85	2.05%
Hypothetical (5% return before taxes)	$1,000.00	$1,014.67	$10.27	2.05%
Institutional Shares
Actual	$1,000.00	$1,131.25	$9.59	1.81%
Hypothetical (5% return before taxes)	$1,000.00	$1,015.86	$9.07	1.81%

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

17

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date       October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date        October 25, 2012

By           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date           October 25, 2012